Property, Plant and Equipment (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) m² shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Production capacity with an annual output (in Shares) | shares	100,000
Depreciation expenses	$ 4,129,481	$ 10,102,868	$ 10,141,120
Long-term loan	6,100,000
Building [Member]
Property, Plant and Equipment [Line Items]
Buildings, gross		10,600,000
Kandi Hainan [Member]
Property, Plant and Equipment [Line Items]
Machinery and equipment	1,300,000	1,800,000
Zhejiang Kandi Technology [Member]
Property, Plant and Equipment [Line Items]
Buildings, gross	$ 16,200,000	$ 16,100,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Area square meters (in Square Meters) | m²	58,000
Maximum [Member]
Property, Plant and Equipment [Line Items]
Area square meters (in Square Meters) | m²	96,000